EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT PLAN
Contributions for employee benefits	¥ 128.7	¥ 102.7	¥ 79.7